Segment Reporting and Geographic Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting and Geographic Information

Note 13 – Segment Reporting and Geographic Information

The Company operates as a single operating segment. The Company’s chief operating decision maker is the CEO, who reviews financial information presented on a consolidated basis, for purposes of making operating decisions, assessing financial performance and allocating resources.

The following table presents the Company’s geographic net revenues based on the geographic market where revenues are accumulated, as determined by customer location:

	Year ended December 31,
(in thousands USD)	2021	2020
United States	$103,436	$113,073
Latin America	55,232	50,914
Total	$158,668	$163,987

The following table presents certain of our long-lived assets by geographic area, which includes property and equipment, net and operating lease right of use assets, net:

	December 31,
(in thousands USD)	2021	2020
United States	$5,837	$7,748
Latin America	3,704	3,803
Total long-lived assets	$9,541	$11,551